 [LOGO]  CANADA LIFE                         RONALD E. BEETTAM, F.S.A., F.C.I.A.
                                             President

                                             Canada Life Insurance Company
                                                of America
                                             P.O. Box 105662
                                             Atlanta, GA 30348-5662

                                                     (770) 953-1959, x2861
                                                     (800) 905-1959
                                             FAX:    (800) 670-4836




       August, 1999



       Dear VariFund Policyowner:

       Enclosed is the VariFund Semi-Annual Report for the period ending June 30, 1999. We encourage you to review this information and to refer to it as needed throughout the year.

       Please call your Registered Representative or Canada Life if you have any questions.

       Thank you for selecting VariFund for your financial needs.

       Sincerely,


       Ronald E. Beettam

       Encl.

VARIFUND(R)                            [LOGO] CANADA LIFE
A Variable Annuity                            INSURANCE COMPANY OF AMERICA
                                                           P.O. Box 105662
                                                    Atlanta, GA 30348-5662
                                                            (800) 905-1959


ADDITIONAL  PREMIUM  PAYMENT FORM

Please  complete the following information:

OWNER:______________________         AMOUNT OF PREMIUM PAYMENT :
ANNUITANT:__________________         $____________
POLICY NO.:_________________
OWNER'S SSN/TIN:____________
                                     IF YOU ARE CHANGING ALLOCATION
                                     PLEASE COMPLETE THE FOLLOWING:

                                     ________  THIS PAYMENT ONLY
                                     ________  THIS PAYMENT AND ALL FUTURE PYMTS
                                     ________  RE-ALLOCATE ALL CURRENT ASSETS

CLASF INT'L EQUITY  10/30  ____%   FIDELITY HIGH INCOME 18/38   ____%   DREYFUS GROWTH & INC 80/90  ____%
CLASF MONEY MARKET 11/31   ____%   FIDELITY INDEX 500 20/40     ____%   DREYFUS SOCIAL RESPON 81/91 ____%
CLASF MANAGED 12/32        ____%   FIDELITY OVERSEAS 19/39      ____%   MONTGOMERY EMERG MKT 86/96  ____%
CLASF BOND 13/33           ____%   ALGER GROWTH 83/93           ____%   MONTGOMERY GROWTH 87/97     ____%
CLASF VALUE EQUITY 14/34   ____%   ALGER LEVER ALLCAP 85/95     ____%   SELIGMAN COMM & INFO 50/70  ____%
CLASF CAPITAL 15/35        ____%   ALGER MIDCAP  84/94          ____%   SELIGMAN FRONTIER 51/71     ____%
FIDELITY ASSET MGR 16/36   ____%   ALGER SMALL CAP 82/92        ____%
FIDELITY CONTRAFUND 52/72  ____%   BERGER/BIAM IPT INT'L  88/98 ____%
FIDELITY GROWTH 17/37      ____%   BERGER/BIAM SM. CO GR 89/99  ____%
FIDELITY GROWTH OPPS 53/73 ____%   DREYFUS CAP'L APPR. 46/47    ____%


-------------------------------------------------------------------------------------------------------------------
                                                         Fixed Account Options*

     % 1 Yr. (301)        % 3 Yr. (303)        % 5 Yr. (305)          % 7 Yr. (307)          % 10 Yr. (310)
-----              -------               ------               ---------             ---------
*The Fixed Accounts and/or the Guarantee Periods may not be available in all states.
-------------------------------------------------------------------------------------------------------------------

Total allocation must equal 100%

OWNER'S SIGNATURE         ___________________________     DATE _______________

JOINT OWNER'S SIGNATURE   ___________________________     DATE _______________

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF NEW YORK

                 INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                        (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? ______________________ PLEASE NOTE: CONTRIBUTIONS FOR PRIOR
                                                       TAX YEAR CANNOT BE MADE
CONTRIBUTION $___________ FOR __________               AFTER APRIL 15TH OF THE
                                                       CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR __________

      PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

Our Variable Annuity Administrators cannot advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

 Variable Annuities are issued by Canada Life Insurance Company of New York and offered through its affiliate, Canada Life of America Financial Services, Inc.
                                 (member NASD).

The attacjhed are incorprated by reference herein to the semi-annual reports filed on behalf of the following:Canada LifeFinancial Printing GroupThe attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

The Alger American Fund, filed June 30,1999
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed August 20, 1999
     Portfolios which include: Berger/BIAM IPT-International Fund; Small Company Growth

Canada Life of America Series Fund, Inc., filed August 20, 1999
     Portfolios which include: Money Market; Managed; Bond; Value Equity, International Equity; and Capital.

Dreyfus Variable Investment Fund, filed August 30, 1999
     Portfolios which include: Dreyfus Growth and Income; Dreyfus Capital Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed   August 30, 1999
     Portfolios which include: Dreyfus Socially Responsible

Fidelity Investments Variable Insurance Products Fund, filed August 25, 1999
     Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed August 25, 1999
  Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed August 25, 1999
  Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund II, filed August 25, 1999
  Portfolios which include: Fidelity VIP II Asset Manager

Fidelity Investments Variable Insurance Products Fund II, filed August 25, 1999
     Portfolios which include: Fidelity VIP II Index 500; Fidelity VIP II Contrafund

Seligman Portfolios, Inc., filed August 31, 1999
     Portfolios which include: Communications and Information; and Frontier

The Montgomery Funds III, filed August 30, 1999
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund